BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net income attributed to Sapiens shareholders	$ 8,769	$ 6,127
Adjustment to redeemable non-controlling interest	96	0
Net income used for earnings per share	$ 8,865	$ 6,127
Denominator:
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	47,809	46,797
Stock options and warrants	1,289	1,565
Denominator for diluted net earnings per share - adjusted weighted average number of shares	49,098	48,362